Fixed Assets	12 Months Ended
Jun. 30, 2024
Fixed Assets [Abstract]
Fixed Assets

Note 7. Fixed assets

	Chymosin osmosis equipment	Vehicles	Furniture	Storage	Computer equipment	Machinery	Assets under construction	Total Fixed Assets
As of June 30, 2022
Cost	10,617	-	-	-	-	-	-	10,617
Accumulated Depreciation	(1,699)	-	-	-	-	-	-	(1,699)
Net book amount	$8,918	$-	$-	$-	$-	$-	$-	$8,918

Year ended June 30, 2023
Opening net book amount	8,918	-	-	-	-	-	-	8,918
Acquisitions through business combinations, net	-	25,464	5,154	49,281	2,633	1,055,494	-	1,138,026
Effect of changes in foreign exchange rates	-	176	35	340	(9)	7,277	-	7,819
Additions	-	-	-	9,143	5,681	-	-	14,824
Depreciation (i)	(1,699)	(1,603)	(106)	(1,160)	(699)	(22,238)	-	(27,505)
Closing net book amount	$7,219	$24,037	$5,083	$57,604	$7,606	$1,040,533	$-	$1,142,082

As of June 30, 2023
Cost	10,617	25,640	5,189	58,764	8,305	1,062,771	-	1,171,286
Accumulated Depreciation	(3,398)	(1,603)	(106)	(1,160)	(699)	(22,238)	-	(29,204)
Net book amount	$7,219	$24,037	$5,083	$57,604	$7,606	$1,040,533	$-	$1,142,082

Year ended June 30, 2024
Opening net book amount	7,219	24,037	5,083	57,604	7,606	1,040,533	-	1,142,082
Effect of changes in foreign exchange rates	-	1,060	223	2,541	(766)	45,876	-	48,934
Additions	-	-	2,303	3,315	7,121	142,939	2,605	158,283
Depreciation (i)	(1,699)	(10,039)	(895)	(3,610)	(4,259)	(156,653)	-	(177,155)
Closing net book amount	$5,520	15,058	6,714	59,850	9,702	1,072,695	$2,605	$1,172,144

As of June 30, 2024
Cost	10,617	26,700	7,715	64,620	14,660	1,251,586	2,605	1,378,503
Accumulated Depreciation	(5,097)	(11,642)	(1,001)	(4,770)	(4,958)	(178,891)	-	(206,359)
Net book amount	$5,520	15,058	6,714	59,850	9,702	1,072,695	2,605	1,172,144

(i)	The depreciation charge is included in Administrative expenses and Cost of sales (see notes 24 and 26).